Average Annual Total Returns	Stone Harbor Emerging Markets Debt Fund EMDF Institutional Class 1 Year	Stone Harbor Emerging Markets Debt Fund EMDF Institutional Class 5 Years	Stone Harbor Emerging Markets Debt Fund EMDF Institutional Class 10 Years	Stone Harbor Emerging Markets Debt Fund EMDF Institutional Class After Taxes on Distributions 1 Year	Stone Harbor Emerging Markets Debt Fund EMDF Institutional Class After Taxes on Distributions 5 Years	Stone Harbor Emerging Markets Debt Fund EMDF Institutional Class After Taxes on Distributions 10 Years	Stone Harbor Emerging Markets Debt Fund EMDF Institutional Class After Taxes on Distributions and Sales 1 Year	Stone Harbor Emerging Markets Debt Fund EMDF Institutional Class After Taxes on Distributions and Sales 5 Years	Stone Harbor Emerging Markets Debt Fund EMDF Institutional Class After Taxes on Distributions and Sales 10 Years	Stone Harbor Emerging Markets Debt Fund JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) 1 Year	Stone Harbor Emerging Markets Debt Fund JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) 5 Years	Stone Harbor Emerging Markets Debt Fund JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) 10 Years	Stone Harbor High Yield Bond Fund HYBF Institutional Class 1 Year	Stone Harbor High Yield Bond Fund HYBF Institutional Class 5 Years	Stone Harbor High Yield Bond Fund HYBF Institutional Class 10 Years	Stone Harbor High Yield Bond Fund HYBF Institutional Class After Taxes on Distributions 1 Year	Stone Harbor High Yield Bond Fund HYBF Institutional Class After Taxes on Distributions 5 Years	Stone Harbor High Yield Bond Fund HYBF Institutional Class After Taxes on Distributions 10 Years	Stone Harbor High Yield Bond Fund HYBF Institutional Class After Taxes on Distributions and Sales 1 Year	Stone Harbor High Yield Bond Fund HYBF Institutional Class After Taxes on Distributions and Sales 5 Years	Stone Harbor High Yield Bond Fund HYBF Institutional Class After Taxes on Distributions and Sales 10 Years	Stone Harbor High Yield Bond Fund ICE BofAML US High Yield Constrained Index (reflects no deduction for fees,expenses or taxes) 1 Year	Stone Harbor High Yield Bond Fund ICE BofAML US High Yield Constrained Index (reflects no deduction for fees,expenses or taxes) 5 Years	Stone Harbor High Yield Bond Fund ICE BofAML US High Yield Constrained Index (reflects no deduction for fees,expenses or taxes) 10 Years	Stone Harbor Local Markets Fund LMF Institutional Class 1 Year	Stone Harbor Local Markets Fund LMF Institutional Class 5 Years	Stone Harbor Local Markets Fund LMF Institutional Class Since Inception	Stone Harbor Local Markets Fund LMF Institutional Class Inception Date	Stone Harbor Local Markets Fund LMF Institutional Class After Taxes on Distributions 1 Year	Stone Harbor Local Markets Fund LMF Institutional Class After Taxes on Distributions 5 Years	Stone Harbor Local Markets Fund LMF Institutional Class After Taxes on Distributions Since Inception	Stone Harbor Local Markets Fund LMF Institutional Class After Taxes on Distributions Inception Date	Stone Harbor Local Markets Fund LMF Institutional Class After Taxes on Distributions and Sales 1 Year	Stone Harbor Local Markets Fund LMF Institutional Class After Taxes on Distributions and Sales 5 Years	Stone Harbor Local Markets Fund LMF Institutional Class After Taxes on Distributions and Sales Since Inception	Stone Harbor Local Markets Fund LMF Institutional Class After Taxes on Distributions and Sales Inception Date	Stone Harbor Local Markets Fund JPMorgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses or taxes) 1 Year	Stone Harbor Local Markets Fund JPMorgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses or taxes) 5 Years	Stone Harbor Local Markets Fund JPMorgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses or taxes) Since Inception	Stone Harbor Local Markets Fund JPMorgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses or taxes) Inception Date	Stone Harbor Emerging Markets Corporate Debt Fund EMCDF Institutional 1 Year	Stone Harbor Emerging Markets Corporate Debt Fund EMCDF Institutional 5 Years	Stone Harbor Emerging Markets Corporate Debt Fund EMCDF Institutional Since Inception	Stone Harbor Emerging Markets Corporate Debt Fund EMCDF Institutional Inception Date	Stone Harbor Emerging Markets Corporate Debt Fund EMCDF Institutional After Taxes on Distributions 1 Year	Stone Harbor Emerging Markets Corporate Debt Fund EMCDF Institutional After Taxes on Distributions 5 Years	Stone Harbor Emerging Markets Corporate Debt Fund EMCDF Institutional After Taxes on Distributions Since Inception	Stone Harbor Emerging Markets Corporate Debt Fund EMCDF Institutional After Taxes on Distributions Inception Date	Stone Harbor Emerging Markets Corporate Debt Fund EMCDF Institutional After Taxes on Distributions and Sales 1 Year	Stone Harbor Emerging Markets Corporate Debt Fund EMCDF Institutional After Taxes on Distributions and Sales 5 Years	Stone Harbor Emerging Markets Corporate Debt Fund EMCDF Institutional After Taxes on Distributions and Sales Since Inception	Stone Harbor Emerging Markets Corporate Debt Fund EMCDF Institutional After Taxes on Distributions and Sales Inception Date	Stone Harbor Emerging Markets Corporate Debt Fund JPMorgan CEMBI Broad Diversified Index (reflects no deduction for fees, expenses or taxes) 1 Year	Stone Harbor Emerging Markets Corporate Debt Fund JPMorgan CEMBI Broad Diversified Index (reflects no deduction for fees, expenses or taxes) 5 Years	Stone Harbor Emerging Markets Corporate Debt Fund JPMorgan CEMBI Broad Diversified Index (reflects no deduction for fees, expenses or taxes) Since Inception	Stone Harbor Emerging Markets Corporate Debt Fund JPMorgan CEMBI Broad Diversified Index (reflects no deduction for fees, expenses or taxes) Inception Date	Stone Harbor Investment Grade Fund IGF Institutional Class 1 Year	Stone Harbor Investment Grade Fund IGF Institutional Class 5 Years	Stone Harbor Investment Grade Fund IGF Institutional Class Since Inception	Stone Harbor Investment Grade Fund IGF Institutional Class Inception Date	Stone Harbor Investment Grade Fund IGF Institutional Class After Taxes on Distributions 1 Year	Stone Harbor Investment Grade Fund IGF Institutional Class After Taxes on Distributions 5 Years	Stone Harbor Investment Grade Fund IGF Institutional Class After Taxes on Distributions Since Inception	Stone Harbor Investment Grade Fund IGF Institutional Class After Taxes on Distributions Inception Date	Stone Harbor Investment Grade Fund IGF Institutional Class After Taxes on Distributions and Sales 1 Year	Stone Harbor Investment Grade Fund IGF Institutional Class After Taxes on Distributions and Sales 5 Years	Stone Harbor Investment Grade Fund IGF Institutional Class After Taxes on Distributions and Sales Since Inception	Stone Harbor Investment Grade Fund IGF Institutional Class After Taxes on Distributions and Sales Inception Date	Stone Harbor Investment Grade Fund Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes) 1 Year	Stone Harbor Investment Grade Fund Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes) 5 Years	Stone Harbor Investment Grade Fund Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes) Since Inception	Stone Harbor Investment Grade Fund Bloomberg Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes) Inception Date	Stone Harbor Strategic Income Fund SIF Institutional Class 1 Year	Stone Harbor Strategic Income Fund SIF Institutional Class 5 Years	Stone Harbor Strategic Income Fund SIF Institutional Class Since Inception	Stone Harbor Strategic Income Fund SIF Institutional Class Inception Date	Stone Harbor Strategic Income Fund SIF Institutional Class After Taxes on Distributions 1 Year	Stone Harbor Strategic Income Fund SIF Institutional Class After Taxes on Distributions 5 Years	Stone Harbor Strategic Income Fund SIF Institutional Class After Taxes on Distributions Since Inception	Stone Harbor Strategic Income Fund SIF Institutional Class After Taxes on Distributions Inception Date	Stone Harbor Strategic Income Fund SIF Institutional Class After Taxes on Distributions and Sales 1 Year	Stone Harbor Strategic Income Fund SIF Institutional Class After Taxes on Distributions and Sales 5 Years	Stone Harbor Strategic Income Fund SIF Institutional Class After Taxes on Distributions and Sales Since Inception	Stone Harbor Strategic Income Fund SIF Institutional Class After Taxes on Distributions and Sales Inception Date	Stone Harbor Strategic Income Fund Bloomberg Barclays Global Credit Index (Hedged USD) (reflects no deduction for fees, expenses or taxes) 1 Year	Stone Harbor Strategic Income Fund Bloomberg Barclays Global Credit Index (Hedged USD) (reflects no deduction for fees, expenses or taxes) 5 Years	Stone Harbor Strategic Income Fund Bloomberg Barclays Global Credit Index (Hedged USD) (reflects no deduction for fees, expenses or taxes) Since Inception	Stone Harbor Strategic Income Fund Bloomberg Barclays Global Credit Index (Hedged USD) (reflects no deduction for fees, expenses or taxes) Inception Date	Stone Harbor Emerging Markets Debt Allocation Fund EMDAF Institutional Class Shares 1 Year	Stone Harbor Emerging Markets Debt Allocation Fund EMDAF Institutional Class Shares 5 Years	Stone Harbor Emerging Markets Debt Allocation Fund EMDAF Institutional Class Shares Since Inception	Stone Harbor Emerging Markets Debt Allocation Fund EMDAF Institutional Class Shares Inception Date	Stone Harbor Emerging Markets Debt Allocation Fund EMDAF Institutional Class Shares After Taxes on Distributions 1 Year	Stone Harbor Emerging Markets Debt Allocation Fund EMDAF Institutional Class Shares After Taxes on Distributions 5 Years	Stone Harbor Emerging Markets Debt Allocation Fund EMDAF Institutional Class Shares After Taxes on Distributions Since Inception	Stone Harbor Emerging Markets Debt Allocation Fund EMDAF Institutional Class Shares After Taxes on Distributions Inception Date	Stone Harbor Emerging Markets Debt Allocation Fund EMDAF Institutional Class Shares After Taxes on Distributions and Sales 1 Year	Stone Harbor Emerging Markets Debt Allocation Fund EMDAF Institutional Class Shares After Taxes on Distributions and Sales 5 Years	Stone Harbor Emerging Markets Debt Allocation Fund EMDAF Institutional Class Shares After Taxes on Distributions and Sales Since Inception	Stone Harbor Emerging Markets Debt Allocation Fund EMDAF Institutional Class Shares After Taxes on Distributions and Sales Inception Date	Stone Harbor Emerging Markets Debt Allocation Fund JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) 1 Year	Stone Harbor Emerging Markets Debt Allocation Fund JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) 5 Years	Stone Harbor Emerging Markets Debt Allocation Fund JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) Since Inception	Stone Harbor Emerging Markets Debt Allocation Fund JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes) Inception Date	Stone Harbor Emerging Markets Debt Allocation Fund JPMorgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses or taxes) 1 Year	Stone Harbor Emerging Markets Debt Allocation Fund JPMorgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses or taxes) 5 Years	Stone Harbor Emerging Markets Debt Allocation Fund JPMorgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses or taxes) Since Inception	Stone Harbor Emerging Markets Debt Allocation Fund JPMorgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses or taxes) Inception Date
Stone Harbor Emerging Markets Debt Allocation Fund
Blend Index (50% JPMorgan EMBI Global Diversified Index/50% JPMorgan GBI-EM Global Diversified Index) (reflects no deduction for fees, expenses or taxes)
1 Year

Stone Harbor Emerging Markets Debt Allocation Fund
Blend Index (50% JPMorgan EMBI Global Diversified Index/50% JPMorgan GBI-EM Global Diversified Index) (reflects no deduction for fees, expenses or taxes)
5 Years

Stone Harbor Emerging Markets Debt Allocation Fund
Blend Index (50% JPMorgan EMBI Global Diversified Index/50% JPMorgan GBI-EM Global Diversified Index) (reflects no deduction for fees, expenses or taxes)
Since Inception

Stone Harbor Emerging Markets Debt Allocation Fund
Blend Index (50% JPMorgan EMBI Global Diversified Index/50% JPMorgan GBI-EM Global Diversified Index) (reflects no deduction for fees, expenses or taxes)
Inception Date

Total	15.20%	5.87%	5.97%	12.62%	3.18%	3.43%	8.94%	3.26%	3.53%	15.04%	6.24%	6.90%	13.34%	4.52%	6.17%	10.82%	1.99%	3.17%	7.85%	2.28%	3.55%	14.41%	6.14%	7.48%	13.08%	1.68%	0.80%	Jun. 30, 2010	13.03%	1.46%	0.12%	Jun. 30, 2010	7.74%	1.19%	0.37%	Jun. 30, 2010	13.47%	2.78%	2.49%	Jun. 30, 2010	13.93%	5.60%	4.05%	Jun. 01, 2011	11.72%	3.46%	1.92%	Jun. 01, 2011	8.19%	3.31%	2.12%	Jun. 01, 2011	13.09%	5.93%	5.45%	Jun. 01, 2011	9.01%	2.78%	3.26%	Dec. 18, 2013	7.92%	1.79%	2.27%	Dec. 18, 2013	5.32%	1.69%	2.07%	Dec. 18, 2013	8.72%	3.05%	3.46%	Dec. 18, 2013	9.45%	3.60%	3.66%	Dec. 18, 2013	8.12%	1.94%	1.96%	Dec. 18, 2013	5.57%	2.02%	2.05%	Dec. 18, 2013	12.08%	4.75%	5.02%	Dec. 18, 2013	13.86%	3.59%	2.30%	Oct. 20, 2014	12.64%	2.17%	0.80%	Oct. 20, 2014	8.20%	2.09%	1.05%	Oct. 20, 2014	15.04%	6.24%	5.67%	Oct. 20, 2014	13.47%	2.78%	1.19%	Oct. 20, 2014	14.31%	4.57%	3.48%	Oct. 20, 2014